UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03143

Templeton Global Smaller Companies Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/21_

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Semiannual Report and Shareholder letter
Templeton Global
Smaller Companies
Fund
February 28, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the semiannual report

SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended February 28, 2021, the
global economic recovery was hindered by a surge of
novel coronavirus (COVID-19) cases in certain regions.
Despite this, global equities advanced over the period
amid successful trials of COVID-19 vaccines, the start of
vaccination programs in some countries and expectations for
fiscal stimulus from the new U.S. presidential administration.
Investor sentiment was further boosted by encouraging
economic data from China and signals that the U.S. Federal
Reserve would continue to support low interest rates.
Global equities trimmed some gains near period-end due
to investor concerns that rising inflation could lead some
central banks to raise interest rates. In this environment,
small capitalization stocks in global developed and emerging markets posted positive total returns, as measured by the
MSCI All Country World Index Small Cap Index.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Smaller Companies Fund’s semiannual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Alan Bartlett
Chief Investment Officer
Templeton Global Equity Group
This letter reflects our analysis and opinions as of February
28, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Global Smaller Companies Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Statement of Investments 9
Financial Statements 17
Notes to Financial Statements 21
Tax Information 32
Shareholder Information 33
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Global Smaller Companies Fund
This semiannual report for Templeton Global Smaller
Companies Fund covers the period ended February 28,
2021.
Your Fund’s Goal and Main Investments
The Fund seeks to achieve long-term capital growth. Under
normal market conditions, the Fund invests at least 80%
of its net assets in equity securities of smaller companies
located anywhere in the world. For this Fund, smaller
companies are companies with market capitalizations not
exceeding the lesser of the highest float-adjusted market
capitalization in the Fund's benchmark, the MSCI All Country
World Index (ACWI) Small Cap Index, or $10 billion, at
the time of purchase. The Fund may invest a significant
amount of its assets in the securities of companies located in emerging markets, will invest its assets in issuers located in at least three different countries (including the U.S.) and will invest at least 40% of its net assets in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +27.12% cumulative total return. In comparison, the
Fund’s new benchmark, the MSCI ACWI Small Cap Index-
NR, which measures performance of small capitalization
companies in global developed and emerging markets,
posted a +29.59% cumulative total return for the same
period.
1
The Fund’s prior benchmark, the MSCI ACWI Small
Cap Index, posted a +29.81% return.
1
The investment
manager believes the MSCI ACWI Small Cap Index-NR
provides a more consistent basis for comparison relative
to the Fund’s peers. Please note index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on the
basis of fundamental research. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI ACWI, advanced during the six
months ended February 28, 2021. Equities in all major
regions of the world posted positive returns for the
period despite the global surge of the novel coronavirus
(COVID-19). Following stock market declines in September
and October 2020 due to geopolitical tensions and rising
infection rates, equities began to rebound in November,
as successful trials of COVID-19 vaccines the start of
vaccination programs in some countries and expectations
for fiscal stimulus from the new U.S. administration led many equity markets to reach new highs. Some indications of
economic revival, most notably in China, also helped drive
stocks higher. However, global equity markets pared some
gains in late February 2021 amid investor concerns that
rising inflation could lead some central banks to raise interest rates.
In the U.S., equities posted solid gains for the period amid the government’s fiscal and monetary stimulus measures,
the approval of several highly effective COVID-19 vaccines
and the onset of vaccinations. Stocks came under pressure
in the first half of the period amid uncertainties about the
U.S. presidential election and additional fiscal stimulus
measures. Consumer spending slowed during the fourth
quarter of 2020 as surging COVID-19 infections led to
new restrictions in some states. Nevertheless, growth
in residential and corporate investment, solid corporate
earnings results and the outcome of the U.S. presidential
election bolstered investor sentiment, and equities began
to rally in November. The start of COVID-19 vaccination
programs, higher retail spending and progress on additional
stimulus legislation under the new U.S. administration further
Geographic Composition
2/28/21
% of Total
Net Assets
North America 45.0%
Europe 26.5%
Asia 20.2%
Latin America & Caribbean 2.8%
Short-Term Investments & Other Net Assets 5.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
13
.

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
supported stocks. The unemployment rate declined from
8.4% in August 2020 to 6.2% in February 2021.
2
Despite a
selloff near period-end due to investor concerns about rising bond yields amid the economic recovery and potential for
higher inflation, U.S. equities posted strong overall gains.
The U.S. Federal Reserve (Fed) maintained the federal
funds target rate at a range of 0.00%–0.25% and continued
its program of open-ended bond purchases to help keep
markets functioning. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded the Fed’s 2% target for some time.
In the eurozone, the economy contracted in the fourth
quarter of 2020. Gross domestic product (GDP) growth
rates varied widely among the region’s largest economies
amid renewed lockdowns and delays in COVID-19 vaccine
distribution. Germany’s and Spain’s GDP expanded
modestly in the fourth quarter, while France’s contracted.
Despite investor concerns about rising infection rates,
optimism about successful vaccine development and a
Brexit resolution contributed to a positive performance for
European developed market equities, as measured by the
MSCI Europe Index.
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index, rose
significantly for the period. China, a key driver of regional economies, maintained its economic recovery and was the
only major global economy to post positive GDP growth for
calendar-year 2020. Asian equity markets were also aided
by optimism that economic revitalization would be further
spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index, also posted sizable gains for the
period. Improving economic activity, stabilizing oil prices and
U.S. dollar weakness supported emerging market equities.
In spite of higher COVID-19 cases in some countries,
emerging market stocks rallied amid easing political
uncertainty, commencement of COVID-19 vaccinations and
rising commodity prices.
Investment Strategy
When choosing equity investments for the Fund, we apply
a bottom-up, value-oriented, long-term approach, focusing
on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value
and cash flow potential. This includes an assessment by
the investment manager of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider the company’s price/earnings ratio, profit margins
and liquidation value. We may consider selling a security
when we believe the security has become overvalued due
to either its price appreciation or changes in the company’s fundamentals, when we believe that the market capitalization of a security has become too large, or when we believe
another security is a more attractive investment opportunity.
Manager’s Discussion
Several holdings contributed to absolute performance during
the period under review. U.S.-based Sonos introduced the
world’s first wireless multi-room home sound system in 2005.
Since then, the company has continued to evolve through
significant technological changes such as the introduction
of the iPhone, the app-driven economy, and, most recently,
voice technology. We believe Sonos is attractively positioned to benefit from secular growth in global streaming music and smart speaker adoption trends. We also believe that multiple top-line growth drivers, a stable gross margin and a focus on improving the operating structure should lead to meaningful
earnings growth over our investment horizon.
Argentina-based Livent is a leading lithium producer with
a focus on lithium hydroxide, butyllithium and high purity
lithium metal. Livent is one of the lowest-cost producers
Top 10 Holdings
2/28/21
Company
Industry , Country
% of Total
Net Assets
a a
Sonos , Inc. 2.2%
Household Durables, United States
Thule Group AB 2.0%
Leisure Products, Sweden
Freshpet , Inc. 2.0%
Food Products, United States
Alamo Group, Inc. 2.0%
Machinery, United States
AllianceBernstein Holding LP 1.9%
Capital Markets, United States
Hillenbrand, Inc. 1.8%
Machinery, United States
Columbia Sportswear Co. 1.8%
Textiles, Apparel & Luxury Goods, United States
Dometic Group AB 1.8%
Auto Components, Sweden
Huntington Bancshares, Inc. 1.8%
Banks, United States
Crown Holdings, Inc. 1.7%
Containers & Packaging, United States
2. U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

Templeton Global Smaller Companies Fund

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Semiannual Report
globally of high-performance battery-grade lithium for
electric vehicles (EVs) and has benefited from the growth in
EV adoption. Shares rose during the period, and the Fund
liquidated its position to realize gains.
Jones Lang La Salle is a U.S.-domiciled company with
a global footprint in real estate services and investment
management. Shares rose on a rebound in the commercial
real estate market after it was adversely impacted by the
coronavirus pandemic. We believe the company will continue
to grow its earnings above industry levels due to its unique extensive global service platform.
The Fund had some companies that detracted from absolute
performance during the period under review. France-based
Solutions 30 (S30) is a European leader in digital outsourced support services. We believe S30’s canny response to
COVID-19 can pave the way for market share gains. The
disruption created by the pandemic saw significant drops
in volumes in the spring, which caused S30’s share price
to decline, but did not prevent the company from remaining
profitable due to the flexibility of its cost structure. This was mostly due to S30’s ability to subcontract a large part of its order flows, as it is easy for the company to “plug and play”
in its IT platforms serving small companies. A provider of
essential activities, we believe S30’s prospects are bright
and boosted by global stimulus plans.
Based in Germany, Gerresheimer is a leading medical
packaging firm. A lack of top-line growth for the group
over the last several years has been disappointing and a
root cause of stagnant margins and deteriorating balance
sheet returns. However, a new chief executive officer has
sharpened the company’s focus on efficiencies, quality
and innovation while at the same time making necessary
capital investments to support a growth turnaround.
The fruits of these efforts have started to materialize but
should, in our view, contribute more meaningfully in 2021
and beyond. We believe the business remains resilient in
the current environment and that margins and revenues
should accelerate over the longer term. Ultimately, we
view Gerresheimer as a defensive growth stock trading at
reasonably inexpensive valuations.
Giant Manufacturing is a Taiwan-based bicycle manufacturer.
The combination of temporary component shortages and
seasonal winter sales weakness weighed on shares during
the review period. We believe Giant remains well-positioned
over the longer term given the elevated demand for
recreational biking and the company’s strategic investments
in electric bikes, where penetration remains low in the key
North American market.
Thank you for your continued participation in Templeton
Global Smaller Companies Fund. We look forward to serving
your future investment needs.
Harlan B. Hodes
Lead Portfolio Manager
David A. Tuttle, CFA
Heather Waddell,CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Countries
2/28/21
a
% of Total
Net Assets
a a
United States 42.5%
Taiwan 7.9%
Japan 7.2%
Switzerland 5.0%
Sweden 4.6%
Italy 4.6%
Germany 3.8%
Hong Kong 2.9%
Canada 2.5%
United Kingdom 2.5%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2021
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total returns excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +27.12% +20.17%
1-Year +37.48% +29.96%
5-Year +80.95% +11.32%
10-Year +89.77% +6.01%
Advisor
6-Month +27.22% +27.22%
1-Year +37.83% +37.83%
5-Year +83.01% +12.85%
10-Year +94.61% +6.89%
See page 7 for Performance Summary footnotes.

Templeton Global Smaller Companies Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. In addition, smaller company stocks have historically exhibited greater price volatility than larger company stocks, particularly over the short term. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Special risks are associated with foreign invest-
ing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18 these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(9/1/20–2/28/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0819 $0.0211 $0.1719 $0.2749
C $0.0018 $0.0211 $0.1719 $0.1948
R6 $0.1175 $0.0211 $0.1719 $0.3105
Advisor $0.1050 $0.0211 $0.1719 $0.2980
Total Annual Operating Expenses
4
Share Class
A 1.38%
Advisor 1.13%

Your Fund’s Expenses
Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,271.25 $7.43 $1,018.25 $6.61 1.31%
C $1,000 $1,266.10 $11.63 $1,014.53 $10.34 2.06%
R6 $1,000 $1,272.82 $5.55 $1,019.91 $4.93 0.97%
Advisor $1,000 $1,272.16 $6.03 $1,019.49 $5.36 1.06%

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.16 $8.66 $10.39 $9.92 $8.63 $8.32
Income from investment operations
a
:
Net investment income (loss)
b
........ (—)
c
0.04 0.08 0.07 0.06 0.04
Net realized and unrealized gains (losses) 2.46 0.67 (1.09) 0.86 1.29 0.29
Total from investment operations ........ 2.46 0.71 (1.01) 0.93 1.35 0.33
Less distributions from:
Net investment income .............. (0.08) (0.09) (0.07) (0.07) (0.03) (0.02)
Net realized gains ................. (0.19) (0.12) (0.65) (0.39) (0.03) —
Total distributions ................... (0.27) (0.21) (0.72) (0.46) (0.06) (0.02)
Net asset value, end of period .......... $11.35 $9.16 $8.66 $10.39 $9.92 $8.63
Total return
d
....................... 27.12% 8.08% (8.86)% 9.23% 15.73% 3.95%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.31% 1.38% 1.33% 1.33% 1.40% 1.42%
Expenses net of waiver and payments by
affiliates .......................... 1.31%
f
1.38%
f
1.33%
f
1.33%
f,g
1.39%
g
1.41%
Net investment income (loss) .......... (0.05)% 0.45% 0.87% 0.72% 0.65% 0.47%
Supplemental data
Net assets, end of period (000’s) ........ $1,099,207 $921,018 $998,891 $1,177,880 $1,049,481 $1,020,120
Portfolio turnover rate ................ 13.21% 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.60 $8.15 $9.82 $9.41 $8.22 $7.97
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) (0.03) 0.01 (—)
c
(0.01) (0.02)
Net realized and unrealized gains (losses) 2.31 0.63 (1.03) 0.80 1.23 0.27
Total from investment operations ........ 2.27 0.60 (1.02) 0.80 1.22 0.25
Less distributions from:
Net investment income .............. (—)
c
(0.03) — — — —
Net realized gains ................. (0.19) (0.12) (0.65) (0.39) (0.03) —
Total distributions ................... (0.19) (0.15) (0.65) (0.39) (0.03) —
Net asset value, end of period .......... $10.68 $8.60 $8.15 $9.82 $9.41 $8.22
Total return
d
....................... 26.61% 7.25% (9.60)% 8.39% 14.88% 3.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.06% 2.13% 2.08% 2.08% 2.15% 2.17%
Expenses net of waiver and payments by
affiliates .......................... 2.06%
f
2.13%
f
2.08%
f
2.08%
f,g
2.14%
g
2.16%
Net investment income (loss) .......... (0.80)% (0.32)% 0.12% (0.03)% (0.10)% (0.28)%
Supplemental data
Net assets, end of period (000’s) ........ $12,970 $11,509 $17,373 $38,345 $30,579 $33,802
Portfolio turnover rate ................ 13.21% 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.22 $8.69 $10.44 $9.97 $8.68 $8.37
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.07 0.11 0.13 0.10 0.08
Net realized and unrealized gains (losses) 2.47 0.69 (1.10) 0.84 1.29 0.28
Total from investment operations ........ 2.48 0.76 (0.99) 0.97 1.39 0.36
Less distributions from:
Net investment income .............. (0.12) (0.11) (0.11) (0.11) (0.07) (0.05)
Net realized gains ................. (0.19) (0.12) (0.65) (0.39) (0.03) —
Total distributions ................... (0.31) (0.23) (0.76) (0.50) (0.10) (0.05)
Net asset value, end of period .......... $11.39 $9.22 $8.69 $10.44 $9.97 $8.68
Total return
c
....................... 27.28% 8.55% (8.57)% 9.65% 16.18% 4.42%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.98% 1.00% 0.97% 0.95% 0.96% 0.95%
Expenses net of waiver and payments by
affiliates .......................... 0.97% 0.98% 0.96% 0.94%
e
0.93%
e
0.94%
Net investment income ............... 0.29% 0.84% 1.24% 1.11% 1.11% 0.94%
Supplemental data
Net assets, end of period (000’s) ........ $91,611 $78,551 $85,377 $101,384 $22,318 $20,690
Portfolio turnover rate ................ 13.21% 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.23 $8.71 $10.45 $9.97 $8.67 $8.36
Income from investment operations
a
:
Net investment income
b
............. 0.01 0.06 0.10 0.09 0.09 0.06
Net realized and unrealized gains (losses) 2.47 0.68 (1.09) 0.85 1.30 0.29
Total from investment operations ........ 2.48 0.74 (0.99) 0.94 1.39 0.35
Less distributions from:
Net investment income .............. (0.11) (0.10) (0.10) (0.07) (0.06) (0.04)
Net realized gains ................. (0.19) (0.12) (0.65) (0.39) (0.03) —
Total distributions ................... (0.30) (0.22) (0.75) (0.46) (0.09) (0.04)
Net asset value, end of period .......... $11.41 $9.23 $8.71 $10.45 $9.97 $8.67
Total return
c
....................... 27.22% 8.32% (8.60)% 9.50% 16.02% 4.18%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.13% 1.08% 1.08% 1.15% 1.17%
Expenses net of waiver and payments by
affiliates .......................... 1.06%
e
1.13%
e
1.08%
e
1.08%
e,f
1.14%
f
1.16%
Net investment income ............... 0.19% 0.68% 1.12% 0.97% 0.90% 0.72%
Supplemental data
Net assets, end of period (000’s) ........ $60,220 $47,466 $57,452 $81,450 $108,279 $50,213
Portfolio turnover rate ................ 13.21% 16.81% 18.87% 32.61% 23.49% 28.73%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited), February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 92.1%
Bahamas 1.3%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,478,293 $ 16,128,177
a
Belgium 1.5%
Barco NV ...................... Electronic Equipment, Instruments &
Components 471,324 11,568,401
Fagron ........................ Health Care Providers & Services 310,815 7,413,347
18,981,748
Brazil 1.0%
a
Camil Alimentos SA ............... Food Products 4,891,600 9,106,784
a
M Dias Branco SA ................ Food Products 794,100 4,058,133
13,164,917
Canada 2.5%
Canaccord Genuity Group, Inc. ...... Capital Markets 753,100 6,757,604
a
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 209,400 9,384,911
Canadian Western Bank ........... Banks 418,512 10,999,628
North West Co., Inc. (The) .......... Food & Staples Retailing 198,400 4,852,826
31,994,969
Denmark 0.4%
a
Matas A/S ...................... Specialty Retail 414,264 5,498,113
a
Finland 1.5%
Huhtamaki OYJ .................. Containers & Packaging 411,460 18,488,097
France 0.6%
a,b
Solutions 30 SE ................. IT Services 662,771 7,767,048
a
Germany 3.8%
Gerresheimer AG ................ Life Sciences Tools & Services 110,867 11,449,944
Grand City Properties SA .......... Real Estate Management & Development 420,824 10,308,052
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 368,495 11,850,302
b
Rational AG .................... Machinery 16,473 14,091,144
47,699,442
Hong Kong 2.9%
Johnson Electric Holdings Ltd. ...... Auto Components 4,398,432 12,692,985
Techtronic Industries Co. Ltd. ....... Machinery 1,150,790 17,514,941
VTech Holdings Ltd. .............. Communications Equipment 775,800 6,501,037
36,708,963
Indonesia 0.0%
†
a,c,d
Sakari Resources Ltd. ............. Oil, Gas & Consumable Fuels 1,342,000 697,040
a
Italy 4.6%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 243,755 10,029,796
a
Freni Brembo SpA ................ Auto Components 436,393 5,664,695
Interpump Group SpA ............. Machinery 477,106 21,860,555
a,e
Technogym SpA , 144A, Reg S ...... Leisure Products 1,872,324 20,381,382
57,936,428
Japan 7.2%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 932,400 15,372,627
Bunka Shutter Co. Ltd. ............ Building Products 685,600 6,433,087
en -japan, Inc. ................... Professional Services 201,800 6,085,474
Idec Corp. ...................... Electrical Equipment 335,200 5,520,713
IDOM, Inc. ..................... Specialty Retail 1,813,600 10,617,805

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Meitec Corp. .................... Professional Services 165,300 $ 8,643,683
Nihon Parkerizing Co. Ltd. .......... Chemicals 529,300 5,359,674
TechnoPro Holdings, Inc. .......... Professional Services 110,900 8,098,201
Tsumura & Co. .................. Pharmaceuticals 644,700 20,293,545
Zojirushi Corp. .................. Household Durables 308,800 4,995,218
91,420,027
Netherlands 2.0%
Aalberts NV .................... Machinery 148,409 6,930,168
Arcadis NV ..................... Construction & Engineering 256,076 8,732,848
e
Flow Traders, 144A, Reg S ......... Capital Markets 222,759 9,078,670
24,741,686
Singapore 1.0%
a,c,d,f
Aspirational Consumer Lifestyle Corp. . Capital Markets 1,229,000 12,893,215
a
South Korea 1.2%
BNK Financial Group, Inc. .......... Banks 1,415,028 7,386,504
DGB Financial Group, Inc. .......... Banks 1,178,608 7,368,162
14,754,666
Sweden 4.6%
BillerudKorsnas AB ............... Containers & Packaging 315,734 5,797,766
Cloetta AB, B ................... Food Products 1,638,654 4,506,657
a,e
Dometic Group AB, 144A .......... Auto Components 1,649,518 22,712,585
a,e
Thule Group AB, 144A, Reg S ....... Leisure Products 602,179 25,142,869
58,159,877
Switzerland 5.0%
Bucher Industries AG ............. Machinery 42,624 20,583,601
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 120,862 8,382,701
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 170,170 18,385,167
a
Siegfried Holding AG .............. Life Sciences Tools & Services 20,321 15,844,007
63,195,476
Taiwan 7.9%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 1,089,000 7,493,464
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 5,455,432 18,345,716
Giant Manufacturing Co. Ltd. ........ Leisure Products 1,590,311 16,031,880
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 11,061,000 15,797,353
Merida Industry Co. Ltd. ........... Leisure Products 1,652,000 16,902,832
Nien Made Enterprise Co. Ltd. ...... Household Durables 764,000 10,689,128
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 3,011,000 14,959,233
100,219,606
United Kingdom 2.5%
a
Greggs plc ..................... Hotels, Restaurants & Leisure 336,674 9,786,423
Man Group plc .................. Capital Markets 6,323,155 13,253,234
a
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 339,145 8,498,478
31,538,135
United States 40.6%
a
Acadia Healthcare Co., Inc. ......... Health Care Providers & Services 115,500 6,380,220
Alamo Group, Inc. ................ Machinery 162,210 24,758,112

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Avnet, Inc. ..................... Electronic Equipment, Instruments &
Components 161,800 $ 6,159,726
a
BrightView Holdings, Inc. ........... Commercial Services & Supplies 579,900 9,226,209
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 223,250 23,010,377
a
Crown Holdings, Inc. .............. Containers & Packaging 230,800 22,055,248
Deluxe Corp. .................... Commercial Services & Supplies 182,900 7,230,037
a
Ferro Corp. ..................... Chemicals 1,109,840 17,613,161
a
Freshpet , Inc. ................... Food Products 161,100 25,112,268
Hillenbrand, Inc. ................. Machinery 500,410 23,249,049
Huntington Bancshares, Inc. ........ Banks 1,466,399 22,494,561
a
Integer Holdings Corp. ............ Health Care Equipment & Supplies 115,200 10,159,488
Janus Henderson Group plc ........ Capital Markets 355,733 10,398,076
a
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 86,500 15,049,270
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 896,610 18,640,522
LCI Industries ................... Auto Components 85,380 12,033,457
Lear Corp. ..................... Auto Components 74,800 12,423,532
Levi Strauss & Co., A ............. Textiles, Apparel & Luxury Goods 868,100 20,192,006
a
LivaNova plc .................... Health Care Equipment & Supplies 153,400 11,894,636
ManpowerGroup , Inc. ............. Professional Services 92,100 8,697,924
MGP Ingredients, Inc. ............. Beverages 320,100 20,447,988
a
Middleby Corp. (The) ............. Machinery 47,600 6,969,116
NCR Corp. ..................... Technology Hardware, Storage & Peripherals 365,500 12,704,780
Patrick Industries, Inc. ............. Auto Components 110,235 8,700,849
a
PRA Health Sciences, Inc. .......... Life Sciences Tools & Services 147,700 21,772,457
Sabre Corp. .................... IT Services 1,104,100 16,219,229
Sealed Air Corp. ................. Containers & Packaging 260,500 10,914,950
a
Skechers USA, Inc., A ............. Textiles, Apparel & Luxury Goods 241,400 8,835,240
a
Sonos , Inc. ..................... Household Durables 709,700 27,635,718
a
Texas Capital Bancshares, Inc. ...... Banks 153,070 11,663,934
a
TriMas Corp. .................... Machinery 646,250 21,707,537
TrustCo Bank Corp. .............. Thrifts & Mortgage Finance 1,742,000 11,984,960
a
US Ecology, Inc. ................. Commercial Services & Supplies 152,500 5,827,025
Voya Financial, Inc. ............... Diversified Financial Services 175,800 10,597,224
Winnebago Industries, Inc. ......... Automobiles 147,910 10,294,536
513,053,422
Total Common Stocks (Cost $742,967,024) .....................................
1,165,041,052
Preferred Stocks 0.4%
Brazil 0.4%
a,g
Alpargatas SA, 0.16% ............. Textiles, Apparel & Luxury Goods 759,387 4,734,689
a
Total Preferred Stocks (Cost $2,101,134) .......................................
4,734,689
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 314,014 1,023,686
Total Warrants (Cost $–) ......................................................
1,023,686

Templeton Global Smaller Companies Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Units a Value
a a a a a a
Private Limited Partnership Funds 1.9%
United States 1.9%
AllianceBernstein Holding LP ....... Capital Markets 657,065 $ 24,022,296
Total Private Limited Partnership Funds (Cost $8,653,606) .......................
24,022,296
Total Long Term Investments (Cost $753,721,764) ...............................
1,194,821,723
Short Term Investments 5.4%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 4.4%
United States 4.4%
h
FHLB, 3/01/21 .................. 55,300,000 55,300,000
Total U.S. Government and Agency Securities (Cost $55,300,000) .................
55,300,000
Industry Shares
i
Investments from Cash Collateral Received for Loaned
Securities 1.0%
Money Market Funds 1.0%
j,k
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 13,497,428 13,497,428
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$13,497,428) ................................................................
13,497,428
a a a a a
Total Short Term Investments (Cost $68,797,428 ) ................................
68,797,428
a a a
a
Total Investments (Cost $822,519,192) 99.9% ...................................
$1,263,619,151
Other Assets, less Liabilities 0.1% .............................................
389,793
Net Assets 100.0% ...........................................................
$1,264,008,944
a a a
See Abbreviations on page 31 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at February 28, 2021. See Note 1(c).
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 8 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $77,315,506, representing 6.1% of net assets.
f
See Note 9 regarding holdings of 5% voting securities.
g
Variable rate security. The rate shown represents the yield at period end.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 1(c) regarding securities on loan.
j
See Note 3(f) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $796,731,764
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................................................... 25,787,428
Value - Unaffiliated issuers (Includes securities loaned of $18,989,848) ................................ $1,237,228,508
Value - Non-controlled affiliates (Note 3 f and 9 ) ................................................... 26,390,643
Cash .................................................................................... 18,625,834
Receivables:
Investment securities sold ................................................................... 5,855,933
Capital shares sold ........................................................................ 797,070
Dividends ............................................................................... 3,076,980
European Union tax reclaims (Note 1 d ) ......................................................... 979,503
Other assets .............................................................................. 293
Total assets .......................................................................... 1,292,954,764
Liabilities:
Payables:
Investment securities purchased .............................................................. 12,290,000
Capital shares redeemed ................................................................... 1,225,580
Management fees ......................................................................... 837,985
Distribution fees .......................................................................... 220,371
Transfer agent fees ........................................................................ 283,753
Trustees' fees and expenses ................................................................. 15,794
Payable upon return of securities loaned (Note 1 c ) .................................................. 13,497,428
Accrued expenses and other liabilities ........................................................... 574,909
Total liabilities ......................................................................... 28,945,820
Net assets, at value ................................................................. $1,264,008,944
Net assets consist of:
Paid-in capital ............................................................................. $772,746,548
Total distributable earnings (losses) ............................................................. 491,262,396
Net assets, at value ................................................................. $1,264,008,944

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Smaller
Companies
Fund
Class A:
Net assets, at value ....................................................................... $1,099,207,029
Shares outstanding ........................................................................ 96,882,521
Net asset value per share
a
.................................................................. $11.35
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $12.01
Class C:
Net assets, at value ....................................................................... $12,970,397
Shares outstanding ........................................................................ 1,214,305
Net asset value and maximum offering price per share
a
............................................. $10.68
Class R6:
Net assets, at value ....................................................................... $91,611,358
Shares outstanding ........................................................................ 8,040,630
Net asset value and maximum offering price per share ............................................. $11.39
Advisor Class:
Net assets, at value ....................................................................... $60,220,160
Shares outstanding ........................................................................ 5,275,932
Net asset value and maximum offering price per share ............................................. $11.41
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Smaller Companies Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Smaller
Companies
Fund
Investment income:
Dividends: (net of foreign taxes of $496,289)
Unaffiliated issuers ........................................................................ $7,118,530
Interest:
Unaffiliated issuers ........................................................................ 6,276
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 120,916
Other income (Note 1 d ) ...................................................................... 32,225
Total investment income ................................................................... 7,277,947
Expenses:
Management fees (Note 3 a ) ................................................................... 4,984,163
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,244,366
    Class C ................................................................................ 60,012
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 577,052
    Class C ................................................................................ 6,953
    Class R6 ............................................................................... 16,379
    Advisor Class ............................................................................ 30,514
Custodian fees ............................................................................. 56,076
Reports to shareholders ...................................................................... 68,675
Registration and filing fees .................................................................... 50,930
Professional fees ........................................................................... 86,492
Trustees' fees and expenses .................................................................. 87,887
Other .................................................................................... 139,146
Total expenses ......................................................................... 7,408,645
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (10,726)
Net expenses ......................................................................... 7,397,919
Net investment income (loss) ............................................................ (119,972)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 78,081,666
Foreign currency transactions ................................................................ (13,385)
Net realized gain (loss) .................................................................. 78,068,281
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 197,628,742
Non-controlled affiliates (Note 3 f and 9 ) ....................................................... 603,215
Translation of other assets and liabilities denominated in foreign currencies .............................. 37,490
Net change in unrealized appreciation (depreciation) ............................................ 198,269,447
Net realized and unrealized gain (loss) ............................................................ 276,337,728
Net increase (decrease) in net assets resulting from operations .......................................... $276,217,756

Templeton Global Smaller Companies Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Smaller Companies Fund
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(119,972) $5,165,910
Net realized gain (loss) ................................................. 78,068,281 1,290,106
Net change in unrealized appreciation (depreciation) ........................... 198,269,447 69,399,104
Net increase (decrease) in net assets resulting from operations ................ 276,217,756 75,855,120
Distributions to shareholders:
Class A ............................................................. (26,537,916) (23,103,289)
Class C ............................................................. (239,297) (280,630)
Class R6 ............................................................ (2,496,084) (2,186,975)
Advisor Class ........................................................ (1,498,643) (1,429,751)
Total distributions to shareholders .......................................... (30,771,940) (27,000,645)
Capital share transactions: (Note 2 )
Class A ............................................................. (35,526,813) (121,241,132)
Class C ............................................................. (1,149,590) (6,403,465)
Class R6 ............................................................ (4,850,278) (11,124,349)
Advisor Class ........................................................ 1,546,634 (10,634,036)
Total capital share transactions ............................................ (39,980,047) (149,402,982)
Net increase (decrease) in net assets ................................... 205,465,769 (100,548,507)
Net assets:
Beginning of period ..................................................... 1,058,543,175 1,159,091,682
End of period .......................................................... $1,264,008,944 $1,058,543,175

Templeton Global Smaller Companies Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Global Smaller Companies Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers four classes of shares: Class A, Class C,
Class R6 and Advisor Class. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at

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Notes to Financial Statements (unaudited)

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4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, the
Fund received $6,472,634 in U.S. Government and Agency
securities as collateral. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,385,365 $24,827,931 6,088,095 $52,042,147
Shares issued in reinvestment of distributions .......... 2,397,388 25,388,343 2,313,315 22,161,559
Shares redeemed ............................... (8,411,644) (85,743,087) (23,248,452) (195,444,838)
Net increase (decrease) .......................... (3,628,891) $(35,526,813) (14,847,042) $(121,241,132)
Class C Shares:
Shares sold ................................... 150,052 $1,498,622 236,110 $1,815,035
Shares issued in reinvestment of distributions .......... 23,870 238,225 30,579 276,433
Shares redeemed
a
.............................. (297,186) (2,886,437) (1,060,929) (8,494,933)
Net increase (decrease) .......................... (123,264) $(1,149,590) (794,240) $(6,403,465)
Class R6 Shares:
Shares sold ................................... 560,204 $5,821,243 1,685,316 $14,029,055
Shares issued in reinvestment of distributions .......... 182,145 1,936,198 177,856 1,709,193
Shares redeemed ............................... (1,225,294) (12,607,719) (3,158,936) (26,862,597)
Net increase (decrease) .......................... (482,945) $(4,850,278) (1,295,764) $(11,124,349)
Advisor Class Shares:
Shares sold ................................... 476,824 $5,022,357 1,190,434 $10,385,794
Shares issued in reinvestment of distributions .......... 134,084 1,427,997 132,310 1,274,145
Shares redeemed ............................... (480,195) (4,903,720) (2,774,444) (22,293,975)
Net increase (decrease) .......................... 130,713 $1,546,634 (1,451,700) $(10,634,036)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Smaller Companies Fund
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a. Management Fees
The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2021, the annualized gross effective investment management fee rate was 0.870% of the
Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of TIC, provides subadvisory services to the Fund. The subadvisory fee is paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Fund. The fee is paid by TIC based on the
Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the
Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is
February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
Annualized Fee Rate Net Assets
0.900% Up to and including $200 million
0.885% Over $200 million, up to and including $700 million
0.850% Over $700 million, up to and including $1 billion
0.830% Over $1 billion, up to and including $1.2 billion
0.805% Over $1.2 billion, up to and including $5 billion
0.785% Over $5 billion, up to and including $10 billion
0.765% Over $10 billion, up to and including $15 billion
0.745% Over $15 billion, up to and including $20 billion
0.725% In excess of $20 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
3. Transactions with Affiliates
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended February 28, 2021, the Fund paid transfer agent fees of $630,898, of which $269,025 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until December 31, 2021.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $22,332
CDSC retained .............................................................................. $1,553
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $13,747,178 $67,015,073 $(67,264,823) $ — $ — $13,497,428 13,497,428 $—
Total Affiliated Securities .... $13,747,178 $67,015,073 $(67,264,823) $— $— $13,497,428 $—
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
4. Income Taxes
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, pass-through entity income and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2021, aggregated
$142,812,042 and $239,550,459, respectively.
At February 28, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$13,497,428 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At February 28, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Cost of investments .......................................................................... $829,219,049
Unrealized appreciation ........................................................................ $471,028,124
Unrealized depreciation ........................................................................ (36,628,022)
Net unrealized appreciation (depreciation) .......................................................... $434,400,102

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended February 28, 2021, investments in “affiliated companies” were as follows:
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2021, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Smaller Companies Fund
1,229,000 Aspirational Consumer Lifestyle Corp. ............ 2/01/21 $ 12,290,000 $ 12,893,215
1,342,000 Sakari Resources Ltd. ........................ 1/18/12-2/23/12 2,478,736 697,040
Total Restricted Securities (Value is 1.08% of Net Assets) ............. $14,768,736 $13,590,255
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Dividends
Aspirational Consumer Lifestyle
Corp. ............... $ — $ 12,290,000 $ — $ — $ 603,215 $ 12,893,215 1,229,000 $ —
Total Affiliated Securities
(Value is 1.0% of Net Assets) $— $12,290,000 $— $— $ 603,215 $12,893,215 $—
8. Restricted Securities
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 16,128,177 $ — $ — $ 16,128,177
Belgium ............................. — 18,981,748 — 18,981,748
Brazil ............................... 13,164,917 — — 13,164,917
Canada ............................. 31,994,969 — — 31,994,969
Denmark ............................ 5,498,113 — — 5,498,113
Finland .............................. — 18,488,097 — 18,488,097
France .............................. — 7,767,048 — 7,767,048
Germany ............................ 25,541,088 22,158,354 — 47,699,442
Hong Kong ........................... — 36,708,963 — 36,708,963
Indonesia ............................ — — 697,040 697,040
Italy ................................ — 57,936,428 — 57,936,428
Japan ............................... — 91,420,027 — 91,420,027
Netherlands .......................... 9,078,670 15,663,016 — 24,741,686
Singapore ............................ — — 12,893,215 12,893,215
South Korea .......................... — 14,754,666 — 14,754,666
Sweden ............................. — 58,159,877 — 58,159,877
Switzerland ........................... 18,385,167 44,810,309 — 63,195,476
Taiwan .............................. — 100,219,606 — 100,219,606
United Kingdom ....................... — 31,538,135 — 31,538,135
United States ......................... 513,053,422 — — 513,053,422
Preferred Stocks ........................ 4,734,689 — — 4,734,689
Warrants .............................. 1,023,686 — — 1,023,686
Private Limited Partnership Funds ............ 24,022,296 — — 24,022,296
Short Term Investments ................... 13,497,428 55,300,000 — 68,797,428
Total Investments in Securities ........... $676,122,622 $573,906,274
a
$13,590,255 $1,263,619,151
a
Includes foreign securities valued at $518,606,274, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Indonesia ......... $ 556,199 $ — $ — $ — $ — $ — $ — $ 140,841 $ 697,040 $ 140,841
11. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of February 28, 2021, are as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
a
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Global Smaller Companies Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Singapore ......... $ — $ 12,290,000 $ — $ — $ — $ — $ — $ 603,215 $ 12,893,215 $ 603,215
Total Investments in Securities . $556,199 $12,290,000 $— $— $— $ — $ — $ 744,056 $13,590,255 $744,056
a
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Assets:
Investments in Securities:
Common Stock:
Singapore
..................
$12,893,215 Market comparables Discount rate 4.0% Decrease
All other investments
...........
697,040
b
Total
.......................
$13,590,255
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
11. Fair Value Measurements
(continued)

Templeton Global Smaller Companies Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Abbreviations
Selected Portfolio
FHLB
Federal Home Loan Banks

Templeton Global Smaller Companies Fund
Tax Information (unaudited)

franklintempleton.com
Semiannual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At August 31, 2020, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 17, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Templeton Global Smaller Companies Fund
Class A
...........................................
$0.0166 $0.0670 $0.0321
Class C
...........................................
$0.0166 $0.0221 $0.0106
Class R6
..........................................
$0.0166 $0.0870 $0.0417
Advisor Class
......................................
$0.0166 $0.0800 $0.0383

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL SMALLER COMPANIES FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the Board
of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the
Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment
management agreement between Templeton Investment
Counsel, LLC (TICL) and the Fund and the investment sub-
advisory agreement between TICL and Franklin Templeton
Investments Corp. (Sub-Adviser), an affiliate of TICL, on
behalf of the Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. TICL and the
Sub-Adviser are each referred to herein as a Manager.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by each Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to each Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from each Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of each
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by each Manager and its affiliates to
the Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of each Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by each Manager and its affiliates; and management fees
charged by each Manager and its affiliates to US funds
and other accounts, including management’s explanation
of differences among accounts where relevant. The Board
also reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services

Templeton Global Smaller Companies Fund
Shareholder Information

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Semiannual Report
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and
its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional global small-/mid-cap funds.
The Performance Customized Peer Group also provided
for the Board’s consideration included funds that are value
style and invest only in stocks that have total market cap not exceeding the lesser of: (1) the highest float-adjusted market capitalization in the Fund’s benchmark (MSCI All Country
World Small Cap Index-NR), or (2) $10 billion, at the time of purchase. The Board noted that the Fund’s annualized total
return for the one-, three-, five- and 10-year periods was
below the median of its Performance Universe, however,
was above the median of its Performance Customized Peer
Group for the same periods. The Board further noted the
small size of the Fund’s Performance Customized Peer
Group for the five and 10-year periods and that therefore no quintile information was provided for the Fund for that period.
The Board discussed the performance of the Fund
with management and management explained that the
Performance Universe for the Fund was not directly
comparable to the Fund as the Performance Universe
is not comprised solely of small-capitalization funds, but
also includes mid-capitalization funds. Management also
explained that the Fund is limited to purchasing securities
with market capitalizations that do not exceed the lesser
of (i) the highest float-adjusted market capitalization in
the Fund’s benchmark, or (2) $10 billion, at the time of
purchase, whereas other funds in the Performance Universe
can purchase securities with higher market capitalizations.
Management also explained that the foregoing are the
reasons management asked Broadridge to include the
Performance Customized Peer Group which is comprised
of value style funds that invest only in stocks that have
total market capitalizations that do not exceed the lesser
of (i) the highest float-adjusted market capitalization in the
Fund’s benchmark, or (2) $10 billion, at the time of purchase, which is consistent with the Fund’s strategy. Management
further explained that particular sectors (such as consumer
discretionary, health care, industrials and information
technology) and overall stock selection contributed to the
Fund’s relative longer-term underperformance. The Board
concluded that the Fund’s Management Agreement should
be continued for an additional one-year period. In doing so, the Board noted the Fund’s strong performance compared to
that of its Performance Customized Peer Group.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
as the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Semiannual Report
ratio, for comparative consistency, was shown for Class A
shares for the Fund and for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund, one
other global small-/mid-cap fund, one global large-cap core
fund, three global multi-cap value funds, one global large-
cap value fund, five global multi-cap core funds, three global multi-cap growth funds, and three global large-cap growth
funds. The Board noted that the Management Rate was
approximately five basis points above the median and in the
fourth quintile of its Expense Group. The Board also noted
that the actual total expense ratio for the Fund was above
the median and in the fifth quintile (most expensive) of its
Expense Group. The Board discussed with management the
composition of the Fund’s Expense Group and management
explained that the Expense Group is not directly comparable
to the Fund, given the inclusion of multi-cap and large-
cap funds, as opposed to small- and mid-cap only funds.
Management also explained that the Fund’s quintile rankings
improved to the first quintile for the Management Rate
and the second quintile for the actual total expense ratio
when the Fund’s expenses are compared to those of its
customized expense group, which is comprised of funds that
are value style funds that invest only in stocks that have total market capitalizations that do not exceed the lesser of (i)
the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $10 billion, at the time of purchase. The
Board noted that the Fund’s Sub-Adviser is paid by TICL out
of the management fee TICL receives from the Fund. After
consideration of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by each Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis that
addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management
and other services to each of the individual funds during
the 12-month period ended September 30, 2020, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board further noted management’s representation
that the profitability analysis excluded the impact of the
recent acquisition of the Legg Mason companies and that
management expects to incorporate the legacy Legg Mason
companies into the profitability analysis beginning next year.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of mutual fund operations conducted by each Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which each
Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
each Manager may realize economies of scale, if any, as
the Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across

Templeton Global Smaller Companies Fund
Shareholder Information

franklintempleton.com
Semiannual Report
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
each Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and
its shareholders as the Fund grows. The Board recognized
that, given the decline in assets for the Fund, the Fund is not expected to experience additional economies of scale in the
foreseeable future.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

103 S 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Templeton Global Smaller Companies Fund
Investment Manager Distributor Shareholder Services
Templeton Investment
Counsel, LLC
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                 N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                                N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.

The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)  Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                 N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND

By __S\Matthew T. Hinkle ________
      Matthew T. Hinkle
   Chief Executive Officer – Finance and Administration
Date:  April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\Matthew T. Hinkle _________
      Matthew T. Hinkle
   Chief Executive Officer – Finance and Administration
Date:  April 23, 2021

By   S\Robert G. Kubilis _______
   Robert G. Kubilis
   Chief Financial Officer
and
Chief Accounting Officer
Date:  April 23, 2021